Intangible Assets, Net - Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021		$ 1,816
2022		7,163
2023		7,143
2024		7,143
2025		7,143
Thereafter		19,642
Net Carrying Amount	$ 50,000	$ 50,050	$ 62,513